Other Financial Assets	12 Months Ended
Mar. 31, 2026
Other Financial Assets [Abstract]
Other Financial Assets

13. Other Financial Assets

Other financial assets are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Receivables from third party operators of deposit machines (1)(2)	5,744	5,239
Time deposits pledged as collateral (1)(3)(4)	3,677	5,128
Accrued interest (1)	2,177	3,792
Trade date accrual (1)	1,903	3,534
Office security deposits (1)	3,725	2,946
Receivables from customers and other parties in the securities intermediary business (1) (5)	1,118	2,740
Receivables from third parties for PayPay Gift Vouchers (1)(5)	3	2,400
Derivative assets (6)	2,234	2,310
Accrued income (1)	1,741	1,949
Other	808	2,255
Total	23,130	32,293

Certain comparative information for the previous fiscal year has been reclassified to the current fiscal year presentation.

(1)
These assets are classified as financial assets measured at amortized cost.
(2)
The balance mainly consists of the deposits made by customers of PayPay Bank Corporation which are retained at third party operators of deposit machines.
(3)
The name of the line item previously presented as “Time deposits” has been changed to “Time deposits pledged as collateral” to clarify that the deposits are pledged as collateral.
(4)
Refer to Note 36, Financial Instruments for further details.
(5)
The comparative amounts of 1,118 million yen for "Receivables from customers and other parties in the securities intermediary business" and 3 million yen for "Receivables from third parties for PayPay Gift Vouchers" have been reclassified from "Other" and "Receivables from third party operators of deposit machines", respectively. This reclassification was made because the financial significance of these items has increased due to the expansion of transaction volumes during the current fiscal year.
These assets are classified as financial assets measured at FVTPL.